Condensed financial information of the Company - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 129,243,923	$ 283,131,542	$ 426,399,881
Short-term investments	5,422,264	11,992,929
Total current assets	4,493,212,025	4,889,207,126
TOTAL ASSETS	5,333,393,231	5,850,278,327	6,446,279,290
Current liabilities
PRC other tax payable	20,392,535	24,924,141
Other payables and accrued liabilities	659,501,859	489,622,793
Current portion of long-term bank loans and other debt	1,265,784,530	1,653,119,929
Amounts due to related parties	72,910,425	66,619,920
Payroll and welfare payables	14,191,467	16,431,804
Total current liabilities	4,146,503,396	4,792,960,096
Other long-term debt	476,033,481	259,081,410
Total liabilities	5,225,980,849	5,767,491,498
Shareholders' equity
Common shares, $0.0001 par value: Authorized500,000,000 shares, issued and outstanding 108,029,257 shares as of December 31, 2023 (2022: 107,757,721 shares)	17,554	16,415
Treasury shares	(116,793,448)	(116,061,577)
Additional paid-in capital	546,549,246	544,954,556
Retained earnings	(616,742,846)	(656,638,114)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity/(deficit)	(33,728,814)	(69,887,101)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,333,393,231	$ 5,850,278,327
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	113,671,841	108,029,257
Common stock, shares outstanding	113,671,841	108,029,257
Nonrelated Party [Member]
Current assets
Other receivables	$ 378,656,298	$ 383,513,125
Related Party [Member]
Current liabilities
Amounts due to related parties	72,910,425	66,619,920
Parent Company
Current assets
Cash and cash equivalents	344,215	2,794,414	$ 160,209	$ 2,463,042
Short-term investments	286,054	946,076
Total current assets	50,784,108	53,880,204
Investments in subsidiaries	985,740,913	1,008,221,487
TOTAL ASSETS	1,036,525,021	1,062,101,691
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	105,408,095	88,642,571
Current portion of long-term bank loans and other debt	392,972,209	721,386,784
Payroll and welfare payables	64,509	64,888
Total current liabilities	838,162,633	1,131,988,792
Other long-term debt	232,091,202	0
Total liabilities	1,070,253,835	1,131,988,792
Shareholders' equity
Common shares, $0.0001 par value: Authorized500,000,000 shares, issued and outstanding 108,029,257 shares as of December 31, 2023 (2022: 107,757,721 shares)	17,554	16,415
Treasury shares	(116,793,448)	(116,061,577)
Additional paid-in capital	546,549,246	544,954,556
Retained earnings	(463,502,166)	(498,796,495)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity/(deficit)	(33,728,814)	(69,887,101)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,036,525,021	$ 1,062,101,691
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	113,671,841	108,029,257
Common stock, shares outstanding	113,671,841	108,029,257
Parent Company | Nonrelated Party [Member]
Current assets
Other receivables	$ 1,051,960	$ 1,037,835
Parent Company | Subsidiaries
Current assets
Other receivables	49,101,879	49,101,879
Current liabilities
Amounts due to related parties	$ 338,802,242	$ 320,978,971